Note 20 - Estimated Fair Value of Financial Instruments (Details) - Quantitive Information about Level 3 Fair Value Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Collateralized Debt Obligations [Member] | Minimum [Member] | Recovery Rate on Deferring Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Rates	10.00%
Collateralized Debt Obligations [Member] | Minimum [Member] | Current Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Rates	0.33%
Collateralized Debt Obligations [Member] | Maximum [Member] | Recovery Rate on Deferring Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Rates	15.00%
Collateralized Debt Obligations [Member] | Maximum [Member] | Current Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Rates	7.50%
Collateralized Debt Obligations [Member] | Deferring Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input	Weighted default probability for deferring issuers
Rates	36.00%
Collateralized Debt Obligations [Member] | Recovery Rate on Deferring Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input	Recovery rate on deferring issuers
Collateralized Debt Obligations [Member] | Current Issuers [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable Input	Default probability for current issuers
Collateralized Debt Obligations [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	1,508
Valuation Technique	Discounted cash flows
Unobservable Input	Discount rate
Rates	9.00%
Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	500
Valuation Technique	Discounted cash flows
Unobservable Input	Discount rate
Rates	4.00%